Parent Company (Details1) (USD $)	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets
Cash and due from banks	$ 27,567,000,000		$ 26,206,000,000	$ 26,895,000,000	$ 40,144,000,000
Total trading assets	489,892,000,000		411,128,000,000
Available-for-sale securities	316,318,000,000		360,365,000,000
Total loans	692,927,000,000		633,458,000,000
Other assets	105,291,000,000		107,091,000,000
Total assets	2,117,605,000,000	[1]	2,119,673,000,000
Liabilities and stockholders equity
Other borrowed funds, primarily commercial paper	32,075,000,000		27,893,000,000
Accounts payable and other liabilities at fair value	170,330,000,000		162,696,000,000
Long-term Debt	247,669,000,000		266,318,000,000
Total liabilities	1,941,499,000,000	[1]	1,958,828,000,000
Total stockholders' equity	176,106,000,000		160,845,000,000
Total liabilities and stockholders' equity	2,117,605,000,000
Parent Company (Textuals) [Abstract]
Long-term debt maturity, 2011	45,878,000,000
Long-term debt maturity, 2012	51,900,000,000
Long-term debt maturity, 2013	20,400,000,000
Long-term debt maturity, 2014	23,500,000,000
Long-term debt maturity, 2015	18,900,000,000
JPMorgan Chase & Co. [Member]
Assets
Cash and due from banks	96,000,000		102,000,000	35,000,000	110,000,000
Deposits with banking subsidiaries	80,201,000,000		87,893,000,000
Total trading assets	16,038,000,000		14,808,000,000
Available-for-sale securities	3,176,000,000		2,647,000,000
Total loans	1,849,000,000		1,316,000,000
Advances To and Receviables From Subsidiaries, Bank and Bank Holding Companies	54,887,000,000		54,152,000,000
Advances To and Receviables From Subsidiaries, Nonbanking Companies	72,080,000,000		81,365,000,000
Investments in Subsidiaries, Bank and Bank Holding Companies	150,876,000,000		157,412,000,000
Investments in Subsidiaries, Nonbanking Companies	38,000,000,000		32,547,000,000
Goodwill and other intangibles	1,050,000,000		1,104,000,000
Other assets	17,171,000,000		14,793,000,000
Total assets	435,424,000,000		448,139,000,000
Liabilities and stockholders equity
Borrowings from, and payable to, subsidiaries	28,332,000,000		39,532,000,000
Other borrowed funds, primarily commercial paper	41,874,000,000		41,454,000,000
Accounts payable and other liabilities at fair value	7,302,000,000		8,035,000,000
Long-term Debt	181,810,000,000		193,753,000,000
Total liabilities	259,318,000,000		282,774,000,000
Total stockholders' equity	176,106,000,000		165,365,000,000
Total liabilities and stockholders' equity	435,424,000,000		448,139,000,000
Parent Company (Textuals) [Abstract]
Long-term debt maturity, 2011	38,897,000,000
Long-term debt maturity, 2012	42,400,000,000
Long-term debt maturity, 2013	17,600,000,000
Long-term debt maturity, 2014	19,000,000,000
Long-term debt maturity, 2015	$ 16,800,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at December 31, 2010, and 2009. The difference between total VIE assets and liabilities represents the Firm's interests in those entities, which were eliminated in consolidation.